Average Annual Total Returns	Prospectus #1 Eaton Vance Focused Global Opportunities Fund MSCI World Index One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund MSCI World Index Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund MSCI World Index Life of Fund	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I Life of Fund	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I Inception Date	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I After Taxes on Distributions Life of Fund	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund MSCI World ex USA Small Cap Index One Year	Prospectus #2 Eaton Vance International Small-Cap Fund MSCI World ex USA Small Cap Index Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund MSCI World ex USA Small Cap Index Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class A One Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class A Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class A Inception Date	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class I One Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class I Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class I Inception Date
Total	15.90%	12.18%	12.19%	13.88%	10.71%	10.71%	Dec. 17, 2015	13.80%	10.03%	10.04%	8.30%	8.66%	8.67%	12.78%	9.62%	9.97%	6.47%	9.05%	9.26%	Dec. 16, 2015	6.42%	8.54%	8.75%	4.13%	7.39%	7.57%	13.31%	10.63%	10.83%	Dec. 16, 2015